Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

Note 10 — INTANGIBLE ASSETS, NET

The following is a summary of intangible assets as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Software	$543,137	$508,961
Technology	4,306,095	4,660,578
Total intangible assets	4,849,232	5,169,539
Less: accumulated amortization	(3,053,998)	(2,318,686)
Intangible assets, net	$1,795,234	$2,850,853

Amortization expense was $934,457, $971,453 and $945,744 for the years ended December 31, 2022, 2021 and 2020, respectively.

Amortization expense for the next five years will be $931,403, $735,878, $39,407, $31,538 and $16,965 for the years thereafter.